Income Taxes (Details) - Schedule of provision (benefit) for income taxes - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 26, 2021	Dec. 31, 2020
Successor [Member]
Current:
Federal	$ 28
State	10
Total current	38
Deferred:
Federal
State
Total deferred
Total	$ 38
Predecessor [Member]
Current:
Federal
State		931	1,175
Total current		931	1,175
Deferred:
Federal
State		3	4
Total deferred			4
Total		$ 934	$ 1,179